Commitments and Contingencies (Tables)	12 Months Ended
Sep. 29, 2012
Changes in Accrued Warranties and Related Costs

The following table shows changes in the Company’s accrued warranties and related costs for 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Beginning accrued warranty and related costs	$1,240	$761	$577
Cost of warranty claims	(1,786)	(1,147)	(713)
Accruals for product warranty	2,184	1,626	897

Ending accrued warranty and related costs	$1,638	$1,240	$761

Future Minimum Lease Payments under Noncancelable Operating Leases
Future minimum lease payments under noncancelable operating leases having remaining terms in excess of one year as of September 29, 2012, are as follows (in millions):

2013	$516
2014	556
2015	542
2016	513
2017	486
Thereafter	1,801

Total minimum lease payments	$4,414